Geographical Information (Details) - Schedule of revenues $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Geographical Information (Details) - Schedule of revenues [Line Items]
Revenues	$ 169,491
Canada [Member]
Geographical Information (Details) - Schedule of revenues [Line Items]
Revenues	153,265
USA [Member]
Geographical Information (Details) - Schedule of revenues [Line Items]
Revenues	$ 16,226